Noncontrolling interest	12 Months Ended
Dec. 31, 2018
Noncontrolling interest
Noncontrolling interest

17.   Noncontrolling interest

a) Summarized financial information

The summarized financial information, prior to the eliminations of the intercompany balances and transactions, about subsidiaries with material noncontrolling interest are as follows:

	December 31, 2018
	MBR	PTVI	VNC	Vale Mocambique S.A.	Others (i)	Total
Current assets	581	465	202	303	—	—
Non-current assets	2,499	1,567	1,922	1,709	—	—
Related parties - Stockholders	721	111	56	22	—	—
Total assets	3,801	2,143	2,180	2,034	—	—
Current liabilities	187	165	141	313	—	—
Non-current liabilities	282	153	256	79	—	—
Related parties - Stockholders	197	—	766	8,731	—	—
Total liabilities	666	318	1,163	9,123	—	—
Stockholders' equity	3,135	1,825	1,017	(7,089)	—	—
Equity attributable to noncontrolling interests	1,254	745	51	(1,290)	87	847
Net income (loss)	434	58	351	(985)	—	—
Net income (loss) attributable to noncontrolling interests	174	24	18	(190)	10	36
Dividends paid to noncontrolling interests	168	—	—	—	14	182

(i)    Dividends paid to noncontrolling interests relates to Vale Oman Pelletizing

	December 31, 2017
					Compañia
				Vale	Mineradora Miski
	MBR	PTVI	VNC	Mocambique S.A.	Mayo S.A.C. (i)	Others (ii)	Total
Current assets	408	394	251	381	78	—	—
Non-current assets	3,041	1,586	2,046	1,653	436	—	—
Related parties - Stockholders	591	147	115	253	6	—	—
Total assets	4,040	2,127	2,412	2,287	520	—	—
Current liabilities	170	128	142	128	36	—	—
Non-current liabilities	288	237	222	32	97	—	—
Related parties - Stockholders	226	3	1,318	8,232	9	—	—
Total liabilities	684	368	1,682	8,392	142	—	—
Stockholders' equity	3,356	1,759	730	(6,105)	380	—	—
Equity attributable to noncontrolling interests	1,342	735	37	(1,101)	228	73	1,314
Net income (loss)	434	(15)	(572)	(659)	(11)	—	—
Net income (loss) attributable to noncontrolling interests	174	(6)	(28)	(104)	(6)	(16)	14
Dividends paid to noncontrolling interests	113	—	—	—	—	13	126

(i)    Discontinued operations

(ii)   Dividends paid to noncontrolling interests relates to Vale Oman Pelletizing

	December 31, 2016
					Compañia
				Vale	Mineradora Miski
	MBR	PTVI	VNC	Mocambique S.A.	Mayo S.A.C. (i)	Others (ii)	Total
Net income (loss)	400	2	(807)	(541)	3	—	—
Net income (loss) attributable to noncontrolling interests	165	1	(40)	(27)	2	(107)	(6)
Dividends paid to noncontrolling interests	263	—	—	—	11	17	291

(i)    Discontinued operation

(ii)   Dividends paid to noncontrolling interests relates to Vale Oman Pelletizing

The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies including eventual goodwill, provisional price adjustment and others.